Consolidated Balance Sheet $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 36,260,000,000	$ 1,106	$ 33,824,000,000
Financial assets at fair value through profit or loss	0	0	1,000,000
Hedging financial assets	1,000,000	0	0
Contract assets	8,401,000,000	256	6,713,000,000
Trade notes and accounts receivable, net	26,026,000,000	794	24,842,000,000
Receivables from related parties	193,000,000	6	78,000,000
Inventories	12,087,000,000	369	11,521,000,000
Prepayments	3,138,000,000	96	2,840,000,000
Other current monetary assets	23,408,000,000	714	20,352,000,000
Incremental costs of obtaining contracts	339,000,000	10	211,000,000
Other current assets	3,115,000,000	94	2,822,000,000
Total current assets	112,968,000,000	3,445	103,204,000,000
NONCURRENT ASSETS
Financial assets at fair value through profit or loss	1,005,000,000	31	1,036,000,000
Financial assets at fair value through other comprehensive income	4,667,000,000	142	4,412,000,000
Financial assets at amortized cost	2,000,000,000	61	0
Investments accounted for using equity method	8,879,000,000	271	8,252,000,000
Contract assets	4,327,000,000	132	3,769,000,000
Property, plant and equipment	289,840,000,000	8,839	292,338,000,000
Right-of-use assets	10,912,000,000	333	11,238,000,000
Investment properties	12,302,000,000	375	9,805,000,000
Intangible assets	66,283,000,000	2,021	72,727,000,000
Deferred income tax assets	1,661,000,000	51	2,099,000,000
Incremental costs of obtaining a contract	1,222,000,000	37	939,000,000
Net defined benefit assets	8,884,000,000	271	5,963,000,000
Prepayments	4,461,000,000	136	3,330,000,000
Other noncurrent assets	4,886,000,000	150	4,629,000,000
Total noncurrent assets	421,329,000,000	12,850	420,537,000,000
TOTAL	534,297,000,000	16,295	523,741,000,000
CURRENT LIABILITIES
Short-term loans	215,000,000	7	585,000,000
Hedging financial liabilities	2,000,000	0	0
Contract liabilities	16,301,000,000	497	14,088,000,000
Trade notes and accounts payable	17,743,000,000	541	14,396,000,000
Payables to related parties	480,000,000	15	385,000,000
Current tax liabilities	6,822,000,000	208	6,613,000,000
Lease liabilities	3,558,000,000	109	3,505,000,000
Other payables	26,581,000,000	811	25,257,000,000
Provisions	442,000,000	13	337,000,000
Current portion of long-term loans	8,803,000,000	268	1,600,000,000
Other current liabilities	1,050,000,000	32	984,000,000
Total current liabilities	81,997,000,000	2,501	67,750,000,000
NONCURRENT LIABILITIES
Long-term loans	1,631,000,000	50	0
Bonds payable	21,689,000,000	661	30,483,000,000
Contract liabilities	7,541,000,000	230	7,560,000,000
Deferred income tax liabilities	2,658,000,000	81	2,461,000,000
Provisions	535,000,000	16	485,000,000
Lease liabilities	7,334,000,000	224	7,470,000,000
Customers’ deposits	5,311,000,000	163	5,309,000,000
Net defined benefit liabilities	2,107,000,000	64	2,098,000,000
Other noncurrent liabilities	7,688,000,000	234	7,406,000,000
Total noncurrent liabilities	56,494,000,000	1,723	63,272,000,000
Total liabilities	138,491,000,000	4,224	131,022,000,000
EQUITY ATTRIBUTABLE TO STOCKHOLDERS OF THE PARENT
Common stocks	77,574,000,000	2,366	77,574,000,000
Additional paid-in capital	150,054,000,000	4,576	149,828,000,000
Retained earnings
Legal reserve	77,574,000,000	2,366	77,574,000,000
Special reserve	2,676,000,000	82	2,899,000,000
Unappropriated earnings	74,362,000,000	2,267	72,059,000,000
Total retained earnings	154,612,000,000	4,715	152,532,000,000
Others	586,000,000	18	353,000,000
Total equity attributable to stockholders of the parent	382,826,000,000	11,675	380,287,000,000
NONCONTROLLING INTERESTS	12,980,000,000	396	12,432,000,000
Total equity	395,806,000,000	12,071	392,719,000,000
TOTAL	$ 534,297,000,000	$ 16,295	$ 523,741,000,000